Investment Strategy - Simplify VettaFi Private Credit Strategy ETF	Sep. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The adviser seeks to fulfill the Fund’s investment objective by using two strategies: (1) a private credit strategy, and (2) a credit hedge derivatives strategy.

Private Credit Strategy

The adviser seeks to fulfill both the income and capital appreciation aspects the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities included in the VettaFi Private Credit Index (the “Index”) and/or through instruments that seek to track the returns of the constituents of the Index. However, the Fund intends to execute its investment strategy predominantly through swaps that have returns that track the returns of the constituents of the Index. The Index is designed to track the performance of private credit instruments held by U.S. registered publicly-traded business development companies (“BDCs”) and U.S. registered publicly-traded closed-end funds (“CEFs”) that each primarily invest in private credit assets. A BDC or CEF primarily invests in private credit if more than 50% of its investment portfolio is invested in private credit assets. Private credit is an umbrella term referring to debt instruments, each of which are not publicly traded or offered to the public. BDCs and CEFs invest in private credit assets that are primarily corporate (A) loans that are directly negotiated with the borrower, purchased from a loan syndicate, or are participations; and (B) investment grade debt and high yield debt (commonly referred to as junk bonds). BDCs are a type of closed-end fund regulated under the Investment Company Act of 1940, which typically invest in and lend to small-and medium-sized private companies that may lack access to public equity markets for capital raising or thinly-traded U.S. public companies.

The Index is owned by VettaFi LLC (“VettaFi”), which is also the calculation agent for the Index. VettaFi is an organization independent of the Fund and Simplify Asset Management, Inc., the Fund’s investment adviser. VettaFi is not an affiliate, as defined under the Investment Company Act of 1940, as amended, of the Fund or Simplify Asset Management, Inc.

Index Construction

The Index is a rules-based index that is created by applying successive screens to an initial universe of BDCs and CEFs.

BDCs and CEFs must be primarily engaged in private credit to be included in the initial selection universe. Loan participation CEFs and collateralized loan obligation CEFs are included and debt focused BDCs are included.

This initial universe is further screened into two sub-universes based on the following.

BDC Sub-Universe

BDCs must meet the following requirements:

●	Minimum market capitalization ($350 million for new constituents; $300 million for current constituents)

●	Minimum average daily trading volume ($300 thousand for new constituents; $250 thousand current constituents)

CEF Sub-Universe

CEFs must meet the following requirements:

●	Minimum market cap ($100 million for new constituents; $75 million for current constituents)

●	Minimum average daily trading volume ($300 thousand for new constituents; $250 thousand for current constituents)

●	Term CEFs must have a termination date of three or more years from the Index reconstitution date

●	The average 10-day premium-to-NAV must be less than 20% above the average premium for all CEFs in the selection universe

●	Must have been trading at least 90 days prior to an Index rebalancing date to be included in the Index

●	Must be a member of the S-Network Composite Closed End Fund Index (a broader index constructed by VettaFi that includes exchanged-traded CEFs)

The constituents in the BDC Sub-Universe and CEF Sub-Universe are then assigned proprietary percentile rank scores based on volatility and dividend yield.

○	volatility is calculated based on the last 180 trading days and

○	dividend yield is based on the trailing twelve-month dividend yield.

A lower volatility measure is considered favorable, and a higher dividend yield is considered favorable.

Next, the top ranked 80% of the BDC Sub-Universe and the top ranked 80% of the CEF Sub-Universe are selected for inclusion in the Index.

Constituents are then weighted by their respective 3M Average Daily Trading Values (ADTV). Individual constituents are capped at 5% of the Index. Excess weight above 5% is redistributed proportionally among the remaining constituents. Based on the Index’s methodology, the Index will have at least 20 constituents but does not have a maximum number of constituents. Historically, the Index has held approximately 50 constituent securities.

The Index is reconstituted and rebalanced semi-annually. VettaFi calculates and publishes the Index constituents and returns of the Index daily, accounting for corporate events such as mergers and stock splits for the members of the Index.

The adviser uses a sampling strategy to track the Index, rather than a pure replication approach. The adviser selects a subset of securities in the Index that it believes will provide returns that are substantially similar to those of the Index. When more economically efficient, the adviser may use swaps as a substitute for securities. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index is unmanaged and cannot be invested in directly.

Credit Hedge Derivatives Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to hedge against interest rate risk and credit risk. The Fund will hedge primarily by receiving protection through total return swaps that use fixed income instruments, fixed income indexes, fixed income ETFs, or high-yield ETFs as reference assets. However, when the adviser believes a short-term opportunity for a more-effective hedge is available, it may also use total return swaps that use equities, equity indexes or equity ETFs as reference assets to manage interest rate and credit risk. The adviser closes derivative positions when it believes the related risk is no longer significant or to use a more efficient or cost-effective derivative.

When using certain derivatives, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) fixed income ETFs; and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.